Lifestyle Balanced Portfolio Investment Objectives and Goals - Lifestyle Balanced Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Lifestyle Balanced Portfolio
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.